Segmented information	3 Months Ended
Mar. 31, 2022
Segmented information
Segmented information

14.            Segmented information

The Company operates in two reportable business segments.

The two reportable business segments offer different products, require different production processes, and are based on how the financial information is produced internally for the purposes of making operating decisions. The following summary describes the operations of each of the Company’s reportable business segments:

●	Electric Vehicles – development and manufacture of electric vehicles for mass markets; and
●	Custom built vehicles – development and manufacture of high-end custom-built vehicles.

No business segments have been aggregated to form the above reportable business segments.

	Three months ended March 31, 2022		Three months ended March 31, 2021
		Custom Built		Custom Built
	Electric Vehicles	Vehicles	Electric Vehicles	Vehicles
Revenue	$871,945	$166,698	$—	$183,589
Gross profit	(1,897,180)	(6,313)	—	(32,017)
Operating expenses	(16,132,126)	(68,429)	(8,850,480)	(51,864)
Other items	244,690	27,821	8,756,601	(2,904)
Current income tax recovery	—	—	—	—
Deferred income tax recovery	—	—	—	—
Net loss	(17,784,616)	(46,921)	(93,879)	(86,785)
FX translation	471	(6,321)	(1,655)	(6,204)
Comprehensive loss	$(17,784,145)	$(53,242)	$(95,534)	$(92,989)

	March 31, 2022		December 31, 2021
				Custom Built
	Electric Vehicles	Custom Built Vehicles	Electric Vehicles	Vehicles
Inventory	$5,885,116	$363,366	$3,243,267	$337,183
Plant and equipment	11,262,788	5,205	9,891,685	232,202